Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
2023	¥ 1,776,915
2024	1,119,756
2025	1,600,277
2026	614,659
2027	1,450,956
2028 and thereafter	6,015,653
Total	¥ 12,578,216	¥ 11,706,471